Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2025
Registrant Name	dei_EntityRegistrantName	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 28, 2025
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRAX
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Investor Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRVX
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRCX
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRIX
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRQX
Prospectus Summary | NYLI CBRE Real Estate Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLARX
Prospectus Summary | NYLI CBRE Real Estate Fund | Investor Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRVRX
Prospectus Summary | NYLI CBRE Real Estate Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRCRX
Prospectus Summary | NYLI CBRE Real Estate Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRARX
Prospectus Summary | NYLI CBRE Real Estate Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VREQX
Prospectus Summary | NYLI Conservative ETF Allocation Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNEAX
Prospectus Summary | NYLI Conservative ETF Allocation Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNEKX
Prospectus Summary | NYLI Conservative ETF Allocation Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNELX
Prospectus Summary | NYLI Conservative ETF Allocation Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNERX
Prospectus Summary | NYLI Conservative ETF Allocation Fund | SIMPLE Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNEVX
Prospectus Summary | NYLI Moderate ETF Allocation Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDAAX
Prospectus Summary | NYLI Moderate ETF Allocation Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDAKX
Prospectus Summary | NYLI Moderate ETF Allocation Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDAIX
Prospectus Summary | NYLI Moderate ETF Allocation Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDARX
Prospectus Summary | NYLI Moderate ETF Allocation Fund | SIMPLE Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDAVX
Prospectus Summary | NYLI Growth ETF Allocation Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOEAX
Prospectus Summary | NYLI Growth ETF Allocation Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOECX
Prospectus Summary | NYLI Growth ETF Allocation Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOEIX
Prospectus Summary | NYLI Growth ETF Allocation Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOERX
Prospectus Summary | NYLI Growth ETF Allocation Fund | SIMPLE Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOEVX
Prospectus Summary | NYLI Equity ETF Allocation Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWFAX
Prospectus Summary | NYLI Equity ETF Allocation Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWFCX
Prospectus Summary | NYLI Equity ETF Allocation Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWFIX
Prospectus Summary | NYLI Equity ETF Allocation Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWFQX
Prospectus Summary | NYLI Equity ETF Allocation Fund | SIMPLE Class
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWFVX